Deferred Tax Assets and Liabilities - Deferred Tax Assets and Liabilities Recognized and Movements During the Period (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 32,981	¥ 29,475
(Charged)/ credited to profit or loss	(1,274)	3,482
(Charged)/ credited to other comprehensive income		2	¥ (8)
Exchange differences	(20)	22
Ending balance	28,832	32,981	29,475
Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	32,981
Ending balance		32,981
Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,855)
Ending balance		(2,855)
As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	30,126
Ending balance		30,126
Deferred tax asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	33,343	29,767
(Charged)/ credited to profit or loss	(834)	3,574
(Charged)/ credited to other comprehensive income		2
Ending balance	29,654	33,343	29,767
Deferred tax asset [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	33,343
Ending balance		33,343
Deferred tax asset [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,855)
Ending balance		(2,855)
Deferred tax asset [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	30,488
Ending balance		30,488
Deferred tax asset [member] | Write-down for obsolete inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	120	175
(Charged)/ credited to profit or loss	(45)	(55)
Ending balance	75	120	175
Deferred tax asset [member] | Write-down for obsolete inventories [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	120
Ending balance		120
Deferred tax asset [member] | Write-down for obsolete inventories [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	120
Ending balance		120
Deferred tax asset [member] | Write-off and impairment of certain network equipment and related assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	7,082	4,538
(Charged)/ credited to profit or loss	(1,793)	2,544
Ending balance	5,289	7,082	4,538
Deferred tax asset [member] | Write-off and impairment of certain network equipment and related assets [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	7,082
Ending balance		7,082
Deferred tax asset [member] | Write-off and impairment of certain network equipment and related assets [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	7,082
Ending balance		7,082
Deferred tax asset [member] | Accrued operating expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	18,934	17,969
(Charged)/ credited to profit or loss	(1,219)	965
Ending balance	17,715	18,934	17,969
Deferred tax asset [member] | Accrued operating expenses [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	18,934
Ending balance		18,934
Deferred tax asset [member] | Accrued operating expenses [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	18,934
Ending balance		18,934
Deferred tax asset [member] | Deferred revenue from Reward Program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,943	5,796
(Charged)/ credited to profit or loss	(159)	147
Ending balance	5,784	5,943	5,796
Deferred tax asset [member] | Deferred revenue from Reward Program [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,943
Ending balance		5,943
Deferred tax asset [member] | Deferred revenue from Reward Program [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,943
Ending balance		5,943
Deferred tax asset [member] | Impairment loss of doubtful accounts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,270	1,297
(Charged)/ credited to profit or loss	164	(27)
Ending balance	1,458	1,270	1,297
Deferred tax asset [member] | Impairment loss of doubtful accounts [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,270
Ending balance		1,270
Deferred tax asset [member] | Impairment loss of doubtful accounts [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	24
Ending balance		24
Deferred tax asset [member] | Impairment loss of doubtful accounts [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,294
Ending balance		1,294
Deferred tax asset [member] | Change in value of available for sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(6)	(8)
(Charged)/ credited to other comprehensive income		2
Ending balance		(6)	(8)
Deferred tax asset [member] | Change in value of available for sale financial assets [Member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(6)
Ending balance		(6)
Deferred tax asset [member] | Change in value of available for sale financial assets [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	6
Ending balance		6
Deferred tax asset [member] | Change in value of financial assets at F- V- O- C- I- [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Ending balance	(6)
Deferred tax asset [member] | Change in value of financial assets at F- V- O- C- I- [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(6)
Ending balance		(6)
Deferred tax asset [member] | Change in value of financial assets at F- V- O- C- I- [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(6)
Ending balance		(6)
Deferred tax asset [member] | Contract asset, contract liability and contract cost relating to customer contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/ credited to profit or loss	2,218
Ending balance	(661)
Deferred tax asset [member] | Contract asset, contract liability and contract cost relating to customer contract [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,879)
Ending balance		(2,879)
Deferred tax asset [member] | Contract asset, contract liability and contract cost relating to customer contract [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,879)
Ending balance		(2,879)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/ credited to profit or loss	(440)
Exchange differences	(20)
Ending balance	(822)
Deferred tax liabilities [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(362)
Ending balance		(362)
Deferred tax liabilities [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(362)
Ending balance		(362)
Deferred tax liabilities [member] | Depreciation allowance in excess of related depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(362)	(292)
(Charged)/ credited to profit or loss	(736)	(92)
Exchange differences	(19)	22
Ending balance	(1,117)	(362)	¥ (292)
Deferred tax liabilities [member] | Depreciation allowance in excess of related depreciation [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(362)
Ending balance		(362)
Deferred tax liabilities [member] | Depreciation allowance in excess of related depreciation [member] | As restated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(362)
Ending balance		¥ (362)
Deferred tax liabilities [member] | Deferred tax liabilities other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
(Charged)/ credited to profit or loss	296
Exchange differences	(1)
Ending balance	¥ 295